As filed with the Securities and Exchange Commission on August 11, 2016

1933 Act Registration No. 033-02659

1940 Act Registration No. 811-04556

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 224	☒
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 225

(Check appropriate box or boxes.)

TRANSAMERICA FUNDS

(Exact Name of Registrant as Specified in Charter)

1801 California St., Suite 5200, Denver, Colorado 80202

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (720) 493-4256

Tané T. Tyler, Esq., 1801 California St., Suite 5200, Denver, Colorado 80202

(Name and Address of Agent for Service)

It is proposed that this filing will become effective: (check appropriate box)

☒	immediately upon filing pursuant to paragraph (b)
☐	on (date) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This Amendment to the Registration Statement of Transamerica Funds relates only to Transamerica Inflation Opportunities, Transamerica Mid Cap Value Opportunities, Transamerica Small Cap Growth, and Transamerica Small Cap Value.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, and has duly caused this Post-Effective Amendment No. 224 to its Registration Statement to be signed on its behalf by the undersigned, thereunder duly authorized, in the City of Denver, State of Colorado, on the 11th day of August, 2016.

TRANSAMERICA FUNDS

By:	/s/ Marijn P. Smit
Marijn P. Smit
President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 224 to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

	/s/ Marijn P. Smit	Trustee, President and Chief	August 11, 2016
	Marijn P. Smit	Executive Officer

	/s/ Sandra N. Bane	Trustee	August 11, 2016
Sandra N. Bane*

	/s/ Leo J. Hill	Trustee	August 11, 2016
Leo J. Hill*

	/s/ David W. Jennings	Trustee	August 11, 2016
David W. Jennings*

	/s/ Russell A. Kimball, Jr.	Trustee	August 11, 2016
Russell A. Kimball, Jr.*

	/s/ Patricia L. Sawyer	Trustee	August 11, 2016
Patricia L. Sawyer*

	/s/ John W. Waechter	Trustee	August 11, 2016
John W. Waechter*

	/s/ Alan F. Warrick	Trustee	August 11, 2016
Alan F. Warrick*

	/s/ Vincent J. Toner	Vice President, Treasurer and Principal	August 11, 2016
	Vincent J. Toner	Financial Officer

*By:	/s/ Tané T. Tyler	Vice President, Associate General	August 11, 2016
	Tané T. Tyler**	Counsel, Chief Legal Officer and
Secretary

**	Attorney-in-fact pursuant to power of attorney previously filed.

Exhibits Filed With

Post-Effective Amendment No. 224 to

Registration Statement on

Form N-1A

Transamerica Funds

Registration No. 033-02659

Exhibit Index

Exhibit No.

EX-101.INS	XBRL Instance Document

EX-101.CAL	XBRL Taxonomy Calculation Linkbase Document

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase Document

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.PRE	XBRL Taxonomy Presentation Linkbase Document

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